Inventories	12 Months Ended
Dec. 31, 2017
Inventories
9. Inventories (continued)
	2017	2016
Materials and supplies	$52,230	$52,198
Work-in-progress	20,592	54,299
Finished goods – concentrates	14,365	17,729
Total inventories	$87,187	$124,226
Less: non-current portion of ore in stockpiles	(14,926)	(48,764)
Inventory recorded as a current asset	$72,261	$75,462
At June 30, 2017, the Company recorded an impairment charge of $58,817 related to non-current ore in stockpiles (note 6), comprised of $51,757 of primary (zinc-only) ore, $2,952 of oxide ore and $4,108 of pyrite sand ore. Subsequent to June 30, 2017, the Company recorded a reversal of impairment of $19,594 as a result of having successfully conducted plant processing trials on the zinc-only ore stockpiles, comprised of $6,507 of primary ore that was successfully processed and $13,087 of ore in stockpiles as at December 31, 2017 that are estimated to be economic to process in the future.
The non-current portion of ore in stockpiles as at December 31, 2017 consisted of primary ore (zinc-only) of $13,087 and supergene ore of $1,839. The non-current portion of ore in stockpiles as at December 31, 2016 consisted of primary ore, oxide ore, pyrite sand ore and supergene ore of $40,975, $2,852, $4,174 and $763, respectively. Depreciation of $6,370 is included in work-in-progress and finished goods inventories at December 31, 2017 (December 31, 2016 – $9,992). Included in the write-down of ore in stockpiles during the year ended December 31, 2017 was depreciation of $6,347. Included in the reversal of write-down of ore in stockpiles during the year ended December 31, 2017 was depreciation of $557.
During 2017, the Company recorded a charge of $1,745 (2016 – $1,919) to record provisions for slow-moving and obsolete materials and supplies inventory and a charge of $4,366 to record concentrate inventory at the lower of cost and net realizable value. These charges were offset in part by a credit of $2,057 to reverse a previous provision recorded against stockpiled primary ore. As at December 31, 2017, the Company has materials and supplies inventory of $3,687 held for sale. This inventory has been written down to its estimated net realizable value. All inventories are located at the Bisha Mine.